Operating leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the three months ended March 31, 2023 and March 31, 2022 were as follows:

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Operating lease costs	$12,871	$15,264
Income from sub-leases	(278)	(327)
Net operating lease costs	$12,593	$14,937

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of March 31, 2023 were as follows:

Minimum rental payments
(in thousands)	March 31, 2023
Year 1	$47,268
Year 2	34,247
Year 3	24,934
Year 4	20,339
Year 5	17,173
Thereafter	44,866
Total future minimum lease payments	188,827
Lease imputed interest	(12,396)
Total	$176,431